Investment Securities - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Fair value of securities pledged	$ 30,700	$ 11,000
Fair value of securities pledged as collateral where counterparty has right to repledge or resell	557	$ 402
Transfer of amortized cost of available for sale debt securities to held to maturity securities	43,100
Transfer of available for sale debt securities to held to maturity securities	41,800
Debt securities, Held to maturity, Allowance for credit loss	$ 0